Filed under rule 497(c)
File number 333-29337

GE Institutional Funds

Prospectus

January 29, 2010

	Investment Class	Service Class

Equity Funds

U.S. Equity Fund	GUSIX	GUSSX

Core Value Equity Fund	GEIVX	GEVSX

Premier Growth Equity Fund	GEIPX	GEPSX

Small-Cap Equity Fund	GSVIX	GSQSX

S&P 500 Index Fund	GIDIX	GIDSX

International Equity Fund	GIEIX	GIESX

Income Fund

Income Fund	GFIIX	GEISX

Asset Allocation Fund

Strategic Investment Fund	GSIVX	GSRVX

Money Market Fund

Money Market Fund	GEIXX	GSSXX

Like all mutual funds, the GE Institutional Funds’ shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

GE Institutional Funds Prospectus

January 29, 2010

U.S. Equity Fund

Investment Class  GUSIX    Service Class  GUSSX

Investment Objective

Long-term growth of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

	Investment Class	Service Class
Management Fees[1]	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.39%	0.64%
1	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Investment Class	Sold or Held	$40	$124	$217	$488
Service Class	Sold or Held	$66	$207	$359	$804

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

GE Institutional Funds Prospectus

January 29, 2010

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities of issuers that are tied economically to the U.S. An issuer is considered tied economically to the U.S. if at least 50% of its revenues or profits are from business activities in the U.S., or at least 50% of its assets are situated in the U.S., or the principal trading market for its securities is in the U.S.

The portfolio managers use a Multi-Style® investment strategy that combines various investment management styles, including growth and relative value. As a result, the portfolio has characteristics similar to the Standard & Poor’s 500 IndexSM (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers seek to identify securities of large companies with characteristics such as:

•	low valuations in relation to their peers, the market, their historical valuation or their growth rate

•	financial strength (favorable debt ratios and other financial characteristics)

•	high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio managers may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	18.96%	(quarter ended June 30, 2009)
Lowest	-23.60%	(quarter ended December 31, 2008)

Average Annual Total Returns

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (11/30/97 for Index)
Investment Class (inception 11/25/97)
Return Before Taxes	32.32	1.93	0.89	4.32
Return After Taxes on Distributions[1]	31.76	0.93	0.03	3.34
Return After Taxes on Distributions and Sale of Fund Shares[1]	21.01	1.35	0.44	3.36
Service Class (inception 1/3/01)
Return Before Taxes	32.92	1.83	—	1.07
S&P 500® Index (does not reflect expenses or taxes)	26.46	0.42	-0.96	3.06
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
George A. Bicher	7 years	Senior Vice President
Stephen V. Gelhaus	8 years	Vice President
Thomas R. Lincoln	2 years	Senior Vice President
Paul C. Reinhardt	9 years	Senior Vice President

GE Institutional Funds Prospectus

January 29, 2010

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e. institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•   GE affiliated retirement plans.

•   Investment only defined contribution plans with a minimum plan asset size of $500 million.

•   Qualified college savings plans.

•   Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

101 Sabin Street, Pawtucket, RI 02860; or

•	Calling us at 1-800-493-3042.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Core Value Equity Fund

Investment Class  GEIVX    Service Class  GEVSX

Investment Objective

Long-term growth of capital and future income

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.44%	0.69%
1	The Fund’s management fee is a “unitary fee” that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Investment Class	Sold or Held	$45	$139	$243	$546
Service Class	Sold or Held	$71	$221	$384	$858

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

GE Institutional Funds Prospectus

January 29, 2010

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities.

The Fund invests primarily in U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects. The portfolio manager employs a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other investing approaches that focus on low absolute valuations and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

•	low valuations in relation to their peers and the overall market

•	the potential for long-term earnings growth

•	above-average dividend yields

•	high quality management focused on generating shareholder value

•	financial strength (favorable debt ratios and other financial characteristics)

•	attractive upside potential and limited downside risk

•	a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management.

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio manager may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	17.16%	(quarter ended June 30, 2009)
Lowest	-21.20%	(quarter ended December 31, 2008)

Average Annual Total Returns

(as of December 31, 2009)

	1 Year	5 Years	Since Inception (1/31/00 for Index)
Investment Class (inception 2/2/00)
Return Before Taxes	26.51	3.13	2.33
Return After Taxes on Distributions[1]	25.81	1.93	1.48
Return After Taxes on Distributions and Sale of Fund Shares[1]	17.23	2.31	1.66
Service Class (inception 9/30/05)
Return Before Taxes	26.04	—	2.72
S&P 500® Index (does not reflect expenses or taxes)	26.46	0.42	-0.45
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Stephen V. Gelhaus	8 years	Vice President
Paul C. Reinhardt	7 years	Senior Vice President

GE Institutional Funds Prospectus

January 29, 2010

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e. institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•   GE affiliated retirement plans.

•   Investment only defined contribution plans with a minimum plan asset size of $500 million.

•   Qualified college savings plans.

•   Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

101 Sabin Street, Pawtucket, RI 02860; or

•	Calling us at 1-800-493-3042.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Premier Growth Equity Fund

Investment Class  GEIPX    Service Class  GEPSX

Investment Objective

Long-term growth of capital and future income

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.41%	0.66%
1	The Fund’s management fee is a “unitary fee” that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Investment Class	Sold or Held	$42	$130	$227	$511
Service Class	Sold or Held	$67	$210	$365	$816

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

GE Institutional Funds Prospectus

January 29, 2010

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities.

The Fund invests primarily in a limited number of large- and medium-sized companies (meaning companies with a market capitalization of $1 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio manager may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Diversification Risk: Although the Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on the Fund’s net asset value, causing it to fluctuate more than that of a more widely diversified fund.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	20.39%	(quarter ended June 30, 2009)
Lowest	-27.16%	(quarter ended December 31, 2008)

Average Annual Total Returns

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (10/31/99 for Index)
Investment Class (inception 10/29/99)
Return Before Taxes	39.07	0.89	-0.09	1.44
Return After Taxes on Distributions[1]	38.73	-0.24	—	0.68
Return After Taxes on Distributions and Sale of Fund Shares[1]	25.40	0.44	—	0.95
Service Class (inception 1/3/01)
Return Before Taxes	38.66	0.51	—	0.55
S&P 500® Index (does not reflect expenses or taxes)	26.46	0.42	-0.96	-0.18
Russell 1000 Growth Index (does not reflect expenses or taxes)	37.20	1.64	-3.98	-2.47
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Manager

The primary individual portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson	12 years	Chief Investment Officer – U.S. Equities

GE Institutional Funds Prospectus

January 29, 2010

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e. institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•   GE affiliated retirement plans.

•   Investment only defined contribution plans with a minimum plan asset size of $500 million.

•   Qualified college savings plans.

•   Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

101 Sabin Street, Pawtucket, RI 02860; or

•	Calling us at 1-800-493-3042.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Small-Cap Equity Fund

Investment Class  GSVIX    Service Class  GSQSX

Investment Objective

Long-term growth of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.92%	0.92%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.95%	1.20%
1	The Fund’s management fee is a “unitary fee” that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Investment Class	Sold or Held	$99	$304	$527	$1,166
Service Class	Sold or Held	$124	$383	$662	$1,457

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

GE Institutional Funds Prospectus

January 29, 2010

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities of small-cap companies.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value nor growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization that falls between (a) the bottom range of the Russell 2000® Index (Russell 2000 Index) and (b) the greater of either the top range of the Russell 2000 Index or $3.0 billion. As of December 31, 2009, the market capitalization of companies in the Russell 2000 Index ranged from $10.0 million to $5.5 billion*. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range or because the index capitalization range changes. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	high quality management focused on generating shareholder value

•	attractive products or services

•	appropriate capital structure

•	strong competitive positions in their industries

In addition, the portfolio managers of a sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and foreign (non-U.S.) securities. The portfolio managers may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

*	The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	20.58%	(quarter ended June 30, 2009)
Lowest	-27.40%	(quarter ended December 31, 2008)

Average Annual Total Returns

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (7/31/98 for Index)
Investment Class (inception 8/3/98)
Return Before Taxes	30.57	1.04	5.42	6.45
Return After Taxes on Distributions[1]	30.41	0.09	3.81	4.90
Return After Taxes on Distributions and Sale of Fund Shares[1]	19.87	0.65	3.88	4.84
Service Class (inception 9/30/05) Return Before Taxes	30.24	—	—	-0.85
Russell 2000 Index (does not reflect expenses or taxes)	27.17	0.50	3.54	4.94
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

GE Institutional Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Advisers

Palisade Capital Management, L.L.C

Champlain Investment Partners, LLC

GlobeFlex Capital, LP

SouthernSun Asset Management, Inc.

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Advisers
Judith A. Studer	less than 1 year	Chief Market Strategist at GE Asset Management Incorporated
Jeffrey Schwartz	5 years	Senior Portfolio Manager at Palisade Capital Management, L.L.C.
Scott T. Brayman	1 year	Managing Partner and Chief Investment Officer at Champlain Investment Partners, LLC
Robert J. Anslow Jr.	1 year	Managing Partner and Chief Investment Officer at GlobeFlex Capital, LP
Michael W. Cook	1 year	Chief Executive Officer and Chief Investment Officer at SouthernSun Asset Management, Inc.

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e. institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•   GE affiliated retirement plans.

•   Investment only defined contribution plans with a minimum plan asset size of $500 million.

•   Qualified college savings plans.

•   Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

101 Sabin Street, Pawtucket, RI 02860; or

•	Calling us at 1-800-493-3042.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

S&P 500® Index Fund

Investment Class  GIDIX     Service Class  GIDSX

Investment Objectives

Growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500 Composite Stock Index

Fees and Expenses of the Fund

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.17%	0.42%
1	The Fund’s management fee is a “unitary fee” that includes most operating expenses payable by the Fund.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Investment Class	Sold or Held	$18	$55	$96	$216
Service Class	Sold or Held	$43	$135	$235	$529

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

GE Institutional Funds Prospectus

January 29, 2010

Principal Investment Strategies

The portfolio manager seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between the Fund’s total return and that of the S&P 500® Index of at least 0.95, without taking expenses into account.

The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a passive investment approach, attempting to replicate the investment performance of the S&P 500® Index through automated statistical analytic procedures. To the extent that the Fund is unable to purchase all 500 stocks of the S&P 500® Index, the Fund will purchase a representative sample of the stocks listed in the S&P 500® Index in proportion to their weightings. However in some cases, the Fund’s weightings in particular industry segments represented in the S&P 500® Index may differ significantly from those of the S&P 500® Index.

The Fund also may invest to a lesser extent in debt securities, foreign (non-U.S.) securities and other securities that are not in the S&P 500® Index. Except for debt securities, which are used to manage cash flows, all securities held by the Fund are acquired to seek to fulfill its investment objective. The portfolio manager may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Passive Strategy Risk: The Fund utilizes a passive investment strategy, which attempts to replicate the composition of an unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund and the index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	16.07%	(quarter ended June 30, 2009)
Lowest	-21.93%	(quarter ended December 31, 2008)

Average Annual Total Returns

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (11/30/97 for Index)
Investment Class (inception 11/25/97)
Return Before Taxes	27.01	0.39	-0.99	3.10
Return After Taxes on Distributions[1]	26.17	-0.31	-1.81	2.28
Return After Taxes on Distributions and Sale of Fund Shares[1]	17.56	-0.07	-1.25	2.25
Service Class (inception 9/30/05)
Return Before Taxes	26.59	—	—	-0.41
S&P 500® Index (does not reflect expenses or taxes)	26.46	0.42	-0.96	3.06
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Adviser

SSgA Funds Management, Inc. (SSgA FM)

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Sub-Adviser
Karl Schneider	9 years	Vice President of State Street Global Advisors and Principal of SSgA FM
John Tucker	3 years	Managing Director of State Street Global Advisors and Principal of SSgA FM

GE Institutional Funds Prospectus

January 29, 2010

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e. institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•   GE affiliated retirement plans.

•   Investment only defined contribution plans with a minimum plan asset size of $500 million.

•   Qualified college savings plans.

•   Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

101 Sabin Street, Pawtucket, RI 02860; or

•	Calling us at 1-800-493-3042.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

International Equity Fund

Investment Class  GIEIX    Service Class  GIESX

Investment Objective

Long-term growth of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Investment Class	Service Class
Redemption Fee (as a % of redemption proceeds on redemptions or exchanges within 90 days; currently suspended)	2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.57%	0.82%
1	The Fund’s management fee is a “unitary fee” that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Investment Class	Sold or Held	$59	$182	$317	$710
Service Class	Sold or Held	$84	$261	$453	$1,007

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

GE Institutional Funds Prospectus

January 29, 2010

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities.

The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the United States. An issuer is considered to be located outside the United States if at least 50% of its revenues or profits are from business activities located outside the U.S., or at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in foreign (non-U.S.) securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long term cash earnings potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the United States. The portfolio managers may use various investment techniques (which may involve the use of derivative instruments such as swaps, options, futures and options on futures) to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	24.64%	(quarter ended June 30, 2009)
Lowest	-23.06%	(quarter ended December 31, 2008)

Average Annual Total Returns

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (11/30/97 for Index)
Investment Class (inception 11/25/97)
Return Before Taxes	27.35	5.53	2.05	5.65
Return After Taxes on Distributions[1]	26.68	4.36	0.99	4.53
Return After Taxes on Distributions and Sale of Fund Shares[1]	17.94	4.48	1.35	4.47
Service Class (inception 1/3/01)
Return Before Taxes	27.02	5.27	—	3.47
MSCI EAFE Index (does not reflect expenses or taxes)	31.78	3.54	1.15	4.61
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Brain Hopkinson	12 years	Senior Vice President
Ralph R. Layman	12 years	President & Chief Investment Officer – Public Equities
Paul Nestro	3 years	Senior Vice President
Jonathan L. Passmore	8 years	Senior Vice President
Michael J. Solecki	12 years	Chief Investment Officer – International Equities

GE Institutional Funds Prospectus

January 29, 2010

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e. institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•   GE affiliated retirement plans.

•   Investment only defined contribution plans with a minimum plan asset size of $500 million.

•   Qualified college savings plans.

•   Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

101 Sabin Street, Pawtucket, RI 02860; or

•	Calling us at 1-800-493-3042.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Income Fund

Investment Class  GFIIX    Service Class  GEISX

Investment Objective

Maximum income consistent with prudent investment management and the preservation of capital

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	—	—
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.27%	0.52%
1	The Fund’s management fee is a “unitary fee” that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Investment Class	Sold or Held	$31	$91	$156	$349
Service Class	Sold or Held	$70	$212	$367	$817

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 357% of the average value of its portfolio.

GE Institutional Funds Prospectus

January 29, 2010

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as “junk bonds”) and foreign debt securities.

The portfolio managers may use various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps, to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	4.49%	(quarter ended September 30, 2009)
Lowest	-2.36%	(quarter ended June 30, 2004)

Average Annual Total Returns

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (11/30/97 for Index)
Investment Class (inception 11/25/97
Return Before Taxes	7.36	3.68	5.53	5.23
Return After Taxes on Distributions[1]	5.88	1.94	3.39	2.99
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.74	2.11	3.45	3.10
Service Class (inception 9/30/05)
Return Before Taxes	7.26	—	—	4.16
Barclays Capital U.S. Aggregate Bond Index (does not reflect expenses or taxes)	5.93	4.97	6.33	5.95
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Paul M. Colonna	5 years	President & Chief Investment Officer — Fixed Income
William M. Healey	12 years	Senior Vice President
Mark H. Johnson	2 years	Senior Vice President
Vita Marie Pike	5 years	Senior Vice President

GE Institutional Funds Prospectus

January 29, 2010

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e. institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•   GE affiliated retirement plans.

•   Investment only defined contribution plans with a minimum plan asset size of $500 million.

•   Qualified college savings plans.

•   Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

101 Sabin Street, Pawtucket, RI 02860; or

•	Calling us at 1-800-493-3042.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Strategic Investment Fund

Investment Class  GSIVX    Service Class  GSRVX

Investment Objective

Maximum total return (Total return includes both income and capital appreciation)

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	—	—
Acquired Fund Fees and Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.42%	0.67%
1	The Fund’s management fee is a “unitary fee” that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Investment Class	Sold or Held	$48	$140	$241	$536
Service Class	Sold or Held	$74	$220	$379	$842

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 177% of the average value of its portfolio.

GE Institutional Funds Prospectus

January 29, 2010

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from GE Asset Management’s Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund may also at times adjust its investment exposure through the use of various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps.

The Fund invests in common and preferred stocks and other types of equity securities principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

•	strong earnings growth

•	favorable valuation

•	attractive prices

•	a presence in successful industries

•	high quality management focused on generating shareholder value

•	large or medium capitalization

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality (typically investment grade or U.S. Government Securities)

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest to a lesser extent in high yield securities (also known as “junk bonds”) and equity and debt securities of companies that are located in emerging market countries.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among strategies or asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy or asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodology, and that the security may be sold at a discount to the value established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

Derivative Instruments Risk is the risk of investing in derivative instruments such as swaps, options, futures and options on futures, and includes liquidity, interest rate, securities market, credit and valuation risks. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	11.77%	(quarter ended June 30, 2003)
Lowest	-15.42%	(quarter ended December 31, 2008)

Average Annual Total Returns

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (10/31/99 for Index)
Investment Class (inception 10/29/99)
Return Before Taxes	21.39	2.78	3.22	3.81
Return After Taxes on Distributions[1]	20.72	1.74	—	2.74
Return After Taxes on Distributions and Sale of Fund Shares[1]	13.90	1.93	—	2.71
Service Class (inception 9/30/05)
Return Before Taxes	20.95	—	—	2.69
S&P 500® Index (does not reflect expenses or taxes)	26.46	0.42	-0.96	-0.18
Barclays Capital U.S. Aggregate Bond Index (does not reflect expenses or taxes)	5.93	4.97	6.33	6.17
1	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

GE Institutional Funds Prospectus

January 29, 2010

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Paul M. Colonna	5 years	President & Chief Investment Officer – Fixed Income
Ralph R. Layman	10 years	President & Chief Investment Officer – Public Equities
Thomas R. Lincoln	2 years	Senior Vice President
Judith A. Studer	5 years	Chief Market Strategist
Diane M. Wehner	4 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e. institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•   GE affiliated retirement plans.

•   Investment only defined contribution plans with a minimum plan asset size of $500 million.

•   Qualified college savings plans.

•   Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

101 Sabin Street, Pawtucket, RI 02860; or

•	Calling us at 1-800-493-3042.

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Money Market Fund

Investment Class  GEIXX    Service Class  GSSXX

Investment Objective

High level of current income consistent with the preservation of capital and maintenance of liquidity

Fees and Expenses of the Fund

The following table describes the fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	—	—
Total Annual Fund Operating Expenses	0.24%	0.49%
1	The Fund’s management fee is a “unitary fee” that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

GE Asset Management has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized net yield of 0.00% for all share classes. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by GE Asset Management at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Investment Class	Sold or Held	$25	$79	$137	$310
Service Class	Sold or Held	$49	$155	$270	$607

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

GE Institutional Funds Prospectus

January 29, 2010

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar denominated money market instruments. The Fund’s investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests consistent with regulatory standards governing security quality, maturity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with remaining maturities of up to 13 months and limits the weighted average maturity of the Fund’s portfolio to 90 days or less. The Fund may invest more than 25% of its total assets in the domestic banking industry.

All of the Fund’s assets must be rated in the two highest short-term rating categories (or their unrated equivalents), and at least 95% of its assets must be rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Redemption Risk is the risk that the Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

For a more detailed description of the Fund’s risks, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” in the Fund’s statutory prospectus. It is possible to lose money on an investment in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund’s investments could cause the Fund’s share price to decline below $1.00.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s

Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	1.61%	(fourth quarter 2000)
Lowest	0.01%	(fourth quarter 2009)
7-day Yield	0.03%	(as of December 31, 2009)
7-day Effective Yield	0.03%	(as of December 31, 2009)

Average Annual Total Returns

(as of December 31, 2009)

	1 Year	5 Years	10 Years	Since Inception (11/30/97 for 90 Day T-Bill)
Investment Class (inception 12/2/97)	0.40	3.14	2.99	3.37
Service Class (inception (9/30/05)	0.21	—	—	3.00
90 Day T-Bill	0.15	2.79	2.74	3.10

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Purchase and Sale of Fund Shares

The Fund is closed to new investors.

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e. institutional investors purchasing shares for their own accounts directly with GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•   GE affiliated retirement plans.

•   Investment only defined contribution plans with a minimum plan asset size of $500 million.

•   Qualified college savings plans.

•   Investors who invest through authorized broker-dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other types of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

101 Sabin Street, Pawtucket, RI 02860; or

•	Calling us at 1-800-493-3042.

GE Institutional Funds Prospectus

January 29, 2010

Tax Information

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Funds.

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home-equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security’s sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond’s price for every one percent change in the interest rate.

Emerging market securities include interests in or obligations of entities located in an emerging market country. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

•

Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

GE Institutional Funds Prospectus

January 29, 2010

•	Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

•	Debt securities denominated in currencies other than U.S. dollars

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, (iv) has the principal trading market for its securities, or (v) is assessed a non-U.S. risk rating by a recognized third-party rating agency. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody’s or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called “junk bonds,” and are considered speculative with respect to their capacity to pay interest and repay principal in accordance with their terms. High yield securities generally entail more credit risk than higher-rated securities.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value they currently have on a Fund’s books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest directly in money market instruments or indirectly (other than the Money Market Fund) through investments in the GE Funds — GE Money Market Fund (GE Money Market Fund).

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time – usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers under Rule 144A.

Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

Russell 2000 Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index comprises the 3,000 largest U.S. domiciled companies.

S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly creditworthy. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

GE Institutional Funds Prospectus

January 29, 2010

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Variable rate securities which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund’s portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that a Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a money market or an income fund’s sensitivity to changes in interest rates. In general, the longer a fund’s weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Investment Strategies

In addition to each Fund’s principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. No Fund is under any obligation to use any of these techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed later in this Prospectus and in the Funds’ SAI.

Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions or pay operating expenses, and (iv) during a Fund restructuring. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

A Fund (other than the S&P 500 Index Fund) may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash, or (y) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies.

In addition, a Fund may hold cash under circumstances where the liquidation of a Fund has been approved by the Trustees, and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate.

Each Fund may invest in money market instruments either directly or indirectly (other than the Money Market Fund) through investment in the GE Money Market Fund. GE Asset Management has contractually agreed to waive a portion of its management fee for each non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any. Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Investment Fund, which is a privately pooled investment trust managed by GE Asset Management. GE Asset Management charges no advisory fee to the GEI Investment Fund. Those Funds may continue to hold a small interest in the GEI Investment Fund.

To the extent that a Fund, other than the Money Market Fund, holds cash, it may not achieve its investment objective.

Any Fund with an 80% investment policy, as stated in the Summary Section above, may change that policy upon 60 days’ notice to shareholders.

GE Institutional Funds Prospectus

January 29, 2010

The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management and subject to the approval of the Fund’s Board of Trustees. Percentage figures refer to the percentage of a Fund’s total assets (including any borrowings) that may be invested in accordance with the indicated technique.

	Borrowing Limit	Repurchase Agreements	Reverse Repurchase Agreements	Restricted and Illiquid Investments	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options
U.S. Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
S&P 500 Index Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Core Value Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Small-Cap Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
International Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Premier Growth Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Income Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
Strategic Investment Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	33 1/3%	Yes	Yes	No	No	No	No

More on Strategies, Risks and Disclosure of Portfolio Holdings

	Futures Contracts and Options on Futures Contracts	Forward Currency Transactions	Options on Foreign Currencies	Maximum Investment in Debt Securities	Maximum Investment in Below- Investment Grade Debt Securities (High Yield Securities)	Maximum Investment in Foreign Securities	When-Issued and Delayed Delivery Securities
U.S. Equity Fund	Yes	Yes	Yes	20%	5%	15%*	Yes
S&P 500 Index Fund	Yes	Yes	Yes	20%	5%	35%*	Yes
Core Value Equity Fund	Yes	Yes	Yes	20%	5%	25%*	Yes
Small-Cap Equity Fund	Yes	Yes	Yes	20%	10%	10%*	Yes
International Equity Fund	Yes	Yes	Yes	20%	5%	100%	Yes
Premier Growth Equity Fund	Yes	Yes	No	20%	5%	25%*	Yes
Income Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	35%*	Yes
Strategic Investment Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	70%*	Yes
Money Market Fund	No	No	No	100%	None	25%*	Yes

*	This limitation excludes: American Depositary Receipts (ADRs); securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (SEC) and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

GE Institutional Funds Prospectus

January 29, 2010

	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of Other Investment Funds	Municipal Leases	Floating and Variable Rate Instruments	Participation Interests in Municipal Obligations
U.S. Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
S&P 500 Index Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Core Value Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Small-Cap Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
International Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Premier Growth Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Strategic Investment Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	Yes	Yes	Yes	No	No	No	Yes	No

*	This limitation excludes commercial paper and notes with variable and floating rates of interest.

	Zero Coupon Obligations	Municipal Obligations Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities, including CMOs	Government Stripped Mortgage Related Securities	Asset Backed Securities and Receivable- Backed Securities	Mortgage Dollar Rolls	Short Sales Against the Box
U.S. Equity Fund	Yes	No	No	Yes	No	No	No	No
S&P 500 Index Fund	No	No	No	Yes	No	No	No	No
Core Value Equity Fund	No	No	No	Yes	No	No	No	Yes
Small-Cap Equity Fund	No	No	No	Yes	No	No	Yes	Yes
International Equity Fund	No	No	No	Yes	No	No	No	Yes
Premier Growth Equity Fund	No	No	No	Yes	No	No	No	No
Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No
Strategic Investment Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	No
Money Market Fund	No	No	No	Yes	No	Yes	No	No

[This page intentionally left blank.]

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

Like all mutual funds, investing in the Funds involves risk factors and special considerations. A Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in the Summary Section of this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered a complete investment program. The share value of the Funds (except the Money Market Fund) will rise and fall. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — can help you manage risk and achieve the results you need to reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

The primary risks of particular investments are summarized below for each Fund. An explanation of each type of risk is provided in the pages following the table below. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times. In addition, each Fund may be subject to additional risks other than those described in the following pages because the types of investments made by each Fund can change over time. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

		U.S. Equity Fund	Core Value Equity Fund	Premier Growth Equity Fund	Small-Cap Equity Fund	S&P 500 Index Fund
	Allocation Risk				✓
Asset-Backed Securities Risk
	Credit Risk	✓	✓	✓	✓	✓
	Derivative Instruments Risk	✓	✓	✓	✓	✓
	Diversification Risk			✓
Emerging Markets Risk
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk	✓	✓	✓	✓	✓
Government Stripped Mortgage-Related Securities Risk
High Yield Securities Risk
	Initial Public Offerings Risk				✓
	Interest Rate Risk	✓	✓	✓	✓	✓
	Liquidity Risk	✓	✓	✓	✓	✓
Mortgage-Backed Securities Risk
Municipal Obligations Risk
	Passive Strategy Risk					✓
Prepayment Risk
	Redemption Risk	✓	✓	✓	✓	✓
	Repurchase Agreements Risk	✓	✓	✓	✓	✓
	Reverse Repurchase Agreements Risk	✓	✓	✓	✓	✓
	Restricted Securities Risk	✓	✓	✓	✓	✓
	Securities Market Risk	✓	✓	✓	✓	✓
Style Risk	Growth Investing Risk	✓		✓	✓
High Yield Investing Risk
	Value Investing Risk	✓	✓		✓
	Mid-Cap Company Risk			✓
	Small-Cap Company Risk				✓
	Valuation Risk				✓

GE Institutional Funds Prospectus

January 29, 2010

		International Equity Fund	Income Fund	Strategic Investment Fund	Money Market Fund
	Allocation Risk			✓
	Asset-Backed Securities Risk		✓	✓	✓
	Credit Risk	✓	✓	✓	✓
	Derivative Instruments Risk	✓	✓	✓
Diversification Risk
	Emerging Markets Risk	✓	✓	✓
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk	✓	✓	✓	✓
	Government Stripped Mortgage-Related Securities Risk		✓	✓
	High Yield Securities Risk		✓	✓
	Initial Public Offerings Risk			✓
	Interest Rate Risk	✓	✓	✓	✓
	Liquidity Risk	✓	✓	✓
	Mortgage-Backed Securities Risk		✓	✓
	Municipal Obligations Risk		✓	✓
Passive Strategy Risk
	Prepayment Risk		✓	✓
	Redemption Risk	✓	✓	✓	✓
	Repurchase Agreements Risk	✓	✓	✓	✓
	Reverse Repurchase Agreements Risk	✓	✓	✓	✓
	Restricted Securities Risk	✓	✓	✓
	Securities Market Risk	✓	✓	✓	✓
Style Risk	Growth Investing Risk	✓		✓
High Yield Investing Risk
	Value Investing Risk			✓
	Mid-Cap Company Risk	✓		✓
Small-Cap Company Risk
	Valuation Risk	✓	✓	✓

49

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

Allocation Risk: GE Asset Management may not allocate assets of a Fund among strategies, asset classes or investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy, asset class or investment style.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. There is no guarantee that these techniques will work. A Fund may, but is not required to, use derivatives as a substitute for taking a long or a short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on a Fund, meaning that a small investment in derivatives could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments, which could impact Fund performance . A Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by GE Asset Management and the portfolio manager(s) responsible for managing the Fund.

Diversification Risk: Although the Premier Growth Equity Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on this Fund’s net asset value causing it to fluctuate more than that of a more widely diversified fund.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

•

Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. A Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•

Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.

•	Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting

GE Institutional Funds Prospectus

January 29, 2010

standards or to other regulatory practices and requirements common to U.S. companies.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, a Fund may not fully recoup its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than the market for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Liquidity Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forego other investment opportunities, all of which may have an impact on returns of the Fund. Illiquid investments also may be subject to valuation risk.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal obligations typically is exempt from regular federal income tax but may be subject to state and local taxes. Capital gains from the disposition of municipal obligations are subject to tax. In addition, interest income on certain municipal obligations may be subject to federal corporate and individual alternative minimum taxes. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured, which is intended to guarantee the timely payment of interest and repayment of principal.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

Redemption Risk: Each Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Investors in restricted securities may not benefit from the same investor protections requirements as publicly traded securities.

Securities Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically.

•

Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Certain stocks may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market recently experienced. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Investment Risk above.

•

Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market has recently experienced.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

•

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

•

Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds typically will underperform when growth investing is in favor.

•

Mid-Cap Company Risk: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

•

Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under “Calculating Share Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than

GE Institutional Funds Prospectus

January 29, 2010

market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other Risk Considerations

Institutional Investor Risk: Investors may be materially affected by the actions of other large institutional investors (including investors affiliated with GE Asset Management). For example, if a large institutional investor withdraws an investment in a Fund, the Fund could diminish in size by a substantial amount causing the remaining investors to experience higher pro rata operating expenses, resulting in lower returns for such investors. The purchase or withdrawal by a large investor may result in significant portfolio trading expenses that are borne by other shareholders.

Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect a Fund’s portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. A description of the Funds’ policies and procedures relating to the disclosure of portfolio holdings is available in the Funds’ SAI.

About the Investment Adviser

Investment Adviser and Administrator

GE Asset Management, located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2009, GE Asset Management had approximately $118 billion of assets under management, of which approximately $21 billion was invested in mutual funds.

For many years, GE’s tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation’s earliest mutual funds, the Elfun Funds — to be followed years later by the GE Savings and Security Program Funds. The success of these funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

Each Fund pays GE Asset Management a combined fee for advisory and administrative services that is accrued daily and paid monthly. The advisory and administration fees (“management fees”) for each Fund, except the S&P 500 Index Fund, declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level, or “breakpoint.” The advisory and administration fee or fees for each Fund, and the relevant breakpoints, are stated in the schedule on the right (fees are expressed as an annual rate up to the maximum annual fee for investment management services).

For certain Funds that have retained sub-advisers to manage all or a portion of the respective Fund’s assets, GE Asset Management pays each sub-adviser an investment sub-advisory fee out of the management fee that it receives from the respective Fund. The investment sub-advisory fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the respective Fund’s assets that are allocated to and managed by the sub-adviser. For their services, GE Asset Management pays an investment sub-advisory fee to each of Palisade Capital Management, L.L.C. (Palisade), Champlain Investment Partners, LLC (Champlain), GlobeFlex Capital, LP (GlobeFlex) and SouthernSun Asset Management, Inc. (SouthernSun), sub-advisers to the Small-Cap Equity Fund, and SSgA Funds Management, Inc. (SSgA FM), the sub-adviser to the S&P 500 Index Fund.

Management Fees:

Each Fund pays GE Asset Management a management fee. The fee is accrued daily and paid monthly at the following rates:

Name of Fund	Average Daily Net Assets of Fund	Annual Rate Percentage
U.S. Equity Fund	First $25 million	0.55%
Core Value Equity Fund	Next $25 million	0.45%
Premier Growth Equity Fund	Over $50 million	0.35%
S&P 500 Index Fund	All Assets	0.15%
Small-Cap Equity Fund	First $250 million Next $250 million Over $500 million	0.95% 0.90% 0.85%
International Equity Fund	First $25 million Next $50 million Over $75 million	0.75% 0.65% 0.55%
Income Fund	First $25 million Next $25 million Next $50 million Over $100 million	0.35% 0.30% 0.25% 0.20%
Strategic Investment Fund	First $25 million Next $25 million Over $50 million	0.45% 0.40% 0.35%
Money Market Fund	First $25 million Next $25 million Next $50 million Over $100 million	0.25% 0.20% 0.15% 0.10%

From time to time, GE Asset Management may waive or reimburse the management fees paid by a Fund.

Each Fund’s management fee is intended to be a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the GE Institutional Funds’ independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes). The management fee fluctuates based upon the average daily net assets of the Fund.

GE Asset Management has a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to GE Asset Management on the Fund’s cash holdings invested in the GE Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2011, and can be changed or terminated only with the approval of the GE Institutional Funds’ Board of Trustees and GE Asset Management.

GE Institutional Funds Prospectus

January 29, 2010

Manager of Managers Structure

GE Asset Management and the Funds have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) to operate under a manager of managers structure that permits GE Asset Management, with the approval of the Board of Trustees, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, GE Asset Management has ultimate responsibility, subject to oversight of the Funds’ Board of Trustees, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or GE Asset Management. Notwithstanding the SEC exemptive order however, adoption of the Manager of Managers Structure by a Fund would require prior shareholder approval.

Shareholders of the Small-Cap Equity Fund have already approved the adoption of the Manager of Managers Structure, which enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager of Managers Structure will not: (1) permit management fees paid by the Fund to GE Asset Management to be increased without shareholder approval; or (2) diminish GE Asset Management’s responsibilities to the Fund, including GE Asset Management’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

Board of Trustees’ Approval of Investment Advisory Agreements

The Fund’s semi-annual report to shareholders for the six-month period ended March 31, 2009, contains a discussion regarding the basis for the Funds’ Board of Trustees approval of all investment advisory contracts, including sub-advisory contracts with Palisade, Champlain, GlobeFlex and SouthernSun with respect to the Small-Cap Equity Fund, and a sub-advisory contract with SSgA FM with respect to the S&P 500 Index Fund.

About the Investment Adviser

About the Funds’ Portfolio Managers

Each Fund is managed by either an individual portfolio manager who is primarily responsible for the day-to-day management of the Fund, or a team of portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers of the Funds generally have final authority over all aspects of their portions of a Fund’s investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the specified Funds (except for the Money Market Fund) followed by biographical information for each portfolio manager.

Portfolio Management Teams

The U.S. Equity Fund is managed by a team of portfolio managers that includes George A. Bicher, Stephen V. Gelhaus, Thomas R. Lincoln, and Paul C. Reinhardt. Each of the foregoing portfolio managers manages (or co-manages) one of three sub-portfolios, which comprise the Fund. A sub-portfolio refers to the portion of the Fund’s assets that are allocated to, and managed by, a particular portfolio manager on the Fund’s portfolio management team. The three sub-portfolios are managed independently of each other and the portfolio managers have full discretion over their sub-portfolio. The weightings to each sub-portfolio in the Fund can be changed at any time but generally remain stable for 18 to 24 months.

The Core Value Equity Fund is co-managed by Paul C. Reinhardt and Stephen V. Gelhaus. Messrs. Reinhardt and Gelhaus both manage the Fund as a collaborative team. Both portfolio managers have the authority to increase or decrease existing positions in the Fund; however, Mr. Reinhardt, as lead manager, is vested with the authority to purchase securities that are new to the Fund or to divest the Fund of its entire position in a security. Mr. Reinhardt also has veto authority over Mr. Gelhaus’ trade decisions.

The Premier Growth Equity Fund is managed by David B. Carlson.

The Small-Cap Equity Fund is managed by Judith A. Studer, who is vested with oversight authority over the Fund’s sub-advisers that provide day-to-day management of the assets of the Fund allocated to them. Ms. Studer has full discretion in determining the assets that are allocated to each sub-adviser. The current sub-advisers of the Fund are as follows: Palisade Capital Management L.L.C.; Champlain Investment Partners, LLC; GlobeFlex Capital, LP; and SouthernSun Asset Management, Inc. Additional information about each sub-adviser can be found under the section entitled “About the Sub-Advisers — Small-Cap Equity Fund” later in this Prospectus.

The International Equity Fund is managed by a team of portfolio managers that includes Brian Hopkinson, Ralph R. Layman, Paul Nestro, Jonathan L. Passmore and Michael J. Solecki. As lead portfolio manager for the Fund, Mr. Layman oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager is limited to the management of his or her portion of the Fund, the size of the portion which Mr. Layman determines on an annual basis. The portfolio managers do not operate independently of each other; rather, the team operates collaboratively, communicating purchases or sales of securities on behalf of the Fund.

The Income Fund is managed by a team of portfolio managers that includes Paul M. Colonna, William M. Healey, Mark H. Johnson and Vita Marie Pike. The team is led by Mr. Colonna, who is vested with oversight authority. Each portfolio manager is assigned a class of assets, the size of which are determined by team consensus and adjusted on a monthly basis, if necessary. Although each portfolio manager manages his or her asset class independent of the other team members, the team is highly collaborative and communicative.

The Strategic Investment Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Ralph R. Layman, Thomas R. Lincoln, Judith A. Studer and Diane M. Wehner. Ms. Studer is vested with oversight authority for determining asset allocations for the Fund, while each of the other portfolio managers is responsible for managing one of four sub-portfolios: U.S. equity, U.S. mid-cap equity, international equity and fixed income. Mr. Lincoln manages the U.S. equity portion, Ms. Wehner manages the U.S. mid-cap equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund’s objective. In addition to oversight authority for asset allocation, Ms. Studer may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments.

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund’s investments. The portfolio managers may change from time to time. Except in the case of the Money Market Fund, the SAI provides the following additional information about each portfolio manager (including those of the sub-advisers): (i) portfolio manager’s compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager’s ownership of shares of the Fund he/she manages, if any.

George A. Bicher is a Senior Vice President of GE Asset Management. Mr. Bicher is Director of the U.S. Equity Research Team and a portfolio manager for the U.S. Equity Fund. Mr. Bicher has held the position of equity research analyst since joining GE Asset Management in June 2002. Prior to joining GE Asset Management, he served in a number of positions at Deutsche Banc Alex Brown since 1994.

GE Institutional Funds Prospectus

January 29, 2010

David B. Carlson is the Chief Investment Officer — U.S. Equities at GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson is the portfolio manager for the Premier Growth Equity Fund and has served in this capacity since the Fund’s commencement in October 1999. Mr. Carlson joined GE Asset Management in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and Executive Vice President in 2003.

Paul M. Colonna is the President and Chief Investment Officer — Fixed Income and a Director at GE Asset Management. Since January 2005, he has led the team of portfolio managers for the Income Fund and has been responsible for the fixed income portion of the Strategic Investment Fund. Mr. Colonna became President — Fixed Income in March 2007. Prior to joining GE Asset Management in February 2000, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

Stephen V. Gelhaus is a Vice President of GE Asset Management. He has been a member of the portfolio management teams for the U.S. Equity Fund and the Core Value Equity Fund since January 2002. Mr. Gelhaus joined GE Asset Management in June 1991 and was a research analyst in the U.S.-Equities group from 1995 through 2001 and became an associate portfolio manager for the Core Value Equity Fund in August 1999.

William M. Healey is a Senior Vice President of GE Asset Management. He has served on the portfolio management team for the Income Fund since September 1997. Prior to joining GE Asset Management in 1996, Mr. Healey spent over 10 years in the fixed income group at MetLife.

Brian Hopkinson is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the International Equity Fund since September 1997. Prior to joining GE Asset Management, Mr. Hopkinson worked for Fiduciary Trust International in both London and New York.

Mark H. Johnson is a Senior Vice President of GE Asset Management and senior portfolio manager of Structured Products. He has been a member of the portfolio management team for the Income Fund since September 2007. Mr. Johnson joined GE in 1998 in its Employers Reinsurance Corporation as a taxable income portfolio manager. Mr. Johnson joined GE Asset Management as a Vice President and portfolio manager in 2002 and became a Senior Vice President and senior portfolio manager of Structured Products in 2007.

Ralph R. Layman is the President and Chief Investment Officer — Public Equities and a Director at GE Asset Management. He manages the overall equity investments for GE Asset Management. Mr. Layman has led the team of portfolio managers for the International Equity Fund since the Fund’s commencement and has been responsible for the international equity portion of the Strategic Investment Fund since September 1997. Mr. Layman joined GE Asset Management in 1991 as a Senior Vice President for International Investments and became an Executive Vice President in 1992 and President — International Equities in March 2007.

Thomas R. Lincoln is a Senior Vice President of GE Asset Management. He has served on the portfolio management teams for the U.S. Equity Fund and Strategic Investment Fund since May 2007. Mr. Lincoln joined GE Asset Management in 1994 as a financial analyst in U.S. Equities. Mr. Lincoln became part of the investment management team for U.S. Equities at GE Asset Management in 1997 and a portfolio manager for U.S. Equities in 2003.

Paul Nestro is a Senior Vice President of GE Asset Management. He has been a member of the portfolio management team for the International Equity Fund since February 2007. Mr. Nestro joined GE Asset Management in 1993 as a performance and attribution analyst in domestic equities. He became a senior performance and attribution analyst in 1994 and since 1996 has been an analyst and portfolio manager in the international equities group.

Jonathan L. Passmore is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the International Equity Fund since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, international equities.

Vita Marie Pike is a Senior Vice President of GE Asset Management. She has served on the portfolio management team for the Income Fund since June 2004. Prior to joining GE Asset Management in January 2001, she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.

Paul C. Reinhardt is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the U.S. Equity Fund since January 2001 and for the Core Value Equity Fund since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an equity analyst and has been a portfolio manager since 1987.

Michael J. Solecki is the Chief Investment Officer — International Equities at GE Asset Management. He has served as a portfolio manager of the International Equity Fund since September 1997. He joined GE Asset Management in 1990 as an international equity analyst. He became a Vice President for international equity portfolios in 1996 and Senior Vice President in 2000.

Judith A. Studer is the Chief Market Strategist and a Director at GE Asset Management. She has led the team of portfolio managers for the Small-Cap Equity Fund since October 2009, and Strategic Investment Fund since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President — U.S. Equities in 1991, Senior Vice President — International Equities in 1995, President — Investment Strategies in July 2006 and President — U.S. Equities in June 2007.

About the Investment Adviser

About the Funds’ Portfolio Managers

Diane M. Wehner is a Senior Vice President of GE Asset Management. She has been a portfolio manager for the Strategic Investment Fund since January 2006. Before joining GE Asset Management, Ms. Wehner was a Vice President and senior portfolio manager from January 1997 to June 2001, and associate portfolio manager from May 1995 to January 1997, with Benefit Capital Management Corporation. Ms. Wehner has served as an analyst/portfolio manager in the investment management industry since 1985.

GE Institutional Funds Prospectus

January 29, 2010

About the Sub-Advisers

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management’s wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers to conduct the investment programs for the following Funds .

S&P 500 Index Fund

SSgA Funds Management, Inc. (SSgA FM)

State Street Financial Center

One Lincoln Street Boston,

MA 02111-2900

SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation (State Street), a publicly held bank holding company. As of December 31, 2009, SSgA FM had approximately $168.4 billion in assets under management. SSgA FM, State Street and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street. As of December 31, 2009, SSgA had approximately $1.9 trillion in assets under management.

SSgA FM manages portfolios using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Fund include the following:

Karl Schneider, lead portfolio manager for the Fund, is a Vice President of SSgA, Principal of SSgA FM and a Senior Portfolio Manager within the Global Structured Products group. He joined State Street in 1996 and currently manages several of the firm’s commingled US index strategies, other separately managed domestic and international funds, as well as several synthetic beta strategies, including commodities and hedge fund beta. Additionally, he is also part of the portfolio management team for the SSgA S&P 500 Index Mutual Fund and the SSgA IAM Shares Mutual Fund.

Prior to joining the Global Structured Products Group, Karl worked as a portfolio manager in SSgA’s Currency Management group, managing both active currency selection and traditional passive hedging overlay portfolios. Prior to this, he worked as an analyst in State Street’s Process Engineering division where he both assisted and led a number of internal consulting engagements aimed at improving operational efficiencies within the custody bank.

Karl holds a BS in Finance and Investments from Babson College and also an MS in Finance from the Carroll School of Management at Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

John Tucker, CFA, is a Managing Director of SSgA, Principal of SSgA FM and Head of US Equity Markets in the Global Structured Products Group. John is responsible for overseeing the management of all U.S. equity index strategies and Exchange Traded Funds. He is a member of the Senior Management Group. Previously, John was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in our second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988.

John received a BA in Economics from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Small-Cap Equity Fund

The assets of the Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, LP; and (iv) SouthernSun Asset Management, Inc. GE Asset Management is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (Allocated Assets), and for managing the Fund’s cash position. The following sets forth the information for each sub-adviser:

Palisade Capital Management, L.L.C. (Palisade)

One Bridge Plaza

Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets in excess of $3.0 billion as of December 31, 2009. Palisade translates its experience from various institutional and private accounts to mutual fund portfolios it sub-advises for GE Asset Management. Palisade has managed the Small-Cap Equity Fund since inception.

Palisade’s Allocated Assets are managed by Jack Feiler, Jeffrey Schwartz and Dennison T. “Dan” Veru, members of Palisade’s Investment Policy Committee. Prior to 2005, the Fund was managed by the entire Investment Policy Committee. Mr. Feiler, Mr. Schwartz and Mr. Veru are jointly and primarily responsible for the strategy of their Allocated Assets and the day-to-day management of their Allocated Assets is executed by Mr. Schwartz.

About the Investment Adviser

About the Sub-Advisers

Jack Feiler, President and Chief Investment Officer, has nearly 40 years of investment experience and has served as the Chief Investment Officer at Palisade since the commencement of Palisade’s operations in April 1995. He has served as a portfolio manager of the Small-Cap Equity Fund since its inception. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

Jeffrey Schwartz, CFA, Senior Portfolio Manager, joined Palisade in October 2004. Prior to joining Palisade, Mr. Schwartz was Vice President and Senior Portfolio Manager of Safeco Asset Management from September 2003 to September 2004. From June 2001 to August 2003, Mr. Schwartz founded Nantucket Investment Research in Farmington Hills, MI, conducted independent investment research and was a private investor. From June 1992 until May 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal.

Dennison T. (“Dan”) Veru is an Executive Vice-President and Co-Chief Investment Officer of Palisade. Since joining Palisade in March 2000, Mr. Veru has been a member of the Investment Policy Committee. Mr. Veru became a principal of Palisade in July 2004. Prior to joining Palisade, he was President and Director of Research of Awad Asset Management, a division of Raymond James Financial. Mr. Veru has been a frequent guest on CNBC, CNN, Fox and Bloomberg television. Prior to Awad, Mr. Veru worked with the Palisade team from 1984 through 1992. Mr. Veru graduated from Franklin & Marshall College.

Champlain Investment Partners, LLC (Champlain)

346 Shelburne Road, 6th Floor

Burlington, Vermont 05401

Champlain is a registered investment adviser that was formed in 2004 to focus on managing core small and mid-cap strategies. As of December 31, 2009, Champlain had over $3.19 billion in assets under management. Champlain’s Allocated Assets are managed by a team of investment professionals led by Scott T. Brayman, CFA, who is the co-founder of Champlain.

Scott T. Brayman, CFA, is the Managing Partner and Chief Investment Officer at Champlain and has more than 24 years of investment management experience. Mr. Brayman leads the investment team for both the small and mid-cap strategies at Champlain. Prior to joining Champlain in 2004, Mr. Brayman was a Senior Vice President and served as a portfolio manager at NL Capital Management, Inc. from 2003 to 2004, and served as a portfolio manager with Sentinel Advisers, Inc. from 1996 to 2004, where he was responsible for managing the small-cap and core mid-cap strategies. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland.

GlobeFlex Capital, LP (GlobeFlex)

4365 Executive Drive, Suite 720

San Diego, California 92121

GlobeFlex is a registered investment adviser that was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. As of December 31, 2009, GlobeFlex had over $4.1 billion in assets under management, and with over 60 clients. GlobeFlex’s Allocated Assets are managed by a team of investment professionals led by Robert J. Anslow, Jr., who is the co-founder of GlobeFlex.

Robert J. Anslow, Jr., is the Managing Partner and Chief Investment Officer responsible for all portfolio management and research activities at GlobeFlex and has more than 29 years of investment management experience. Prior to co-founding GlobeFlex in 1994, Mr. Anslow was a Director of the Systematic and Global Portfolio Management/Research Group at Nicholas-Applegate Capital Management (Nicholas-Applegate) from 1986 to 1994, where he built the first systematic process for international investing. Prior to Nicholas-Applegate, Mr. Anslow was responsible for systematic portfolio management and research processes at two major investment institutions: the California Public Employee’s Retirement System (CalPERS) and BayBanks Investment Management of Boston.

SouthernSun Asset Management, Inc. (SouthernSun)

6000 Poplar Avenue, Suite 220

Memphis, Tennessee 38119

SouthernSun is a registered investment adviser that was formed in 1989 to focus on both U.S. and international value small and mid-cap companies, serving the institutional marketplace. As of December 31, 2009, SouthernSun had over $1.3 billion in assets under management. SouthernSun’s Allocated Assets are managed by a team of investment professionals led by Michael W. Cook, who is the founder of SouthernSun.

Michael W. Cook, is the Chief Executive Officer and Chief Investment Officer at SouthernSun responsible for all portfolio management activities for the firm, and has more than 20 years of investment management experience. Prior to founding SouthernSun in 1989, Mr. Cook was a portfolio manager/analyst at Front Street Capital Management from 1986 to 1988, and was an account executive at Merrill Lynch from 1985 to 1986.

GE Institutional Funds Prospectus

January 29, 2010

How to Invest

Eligible Investors

The Funds are primarily offered to certain institutional investors, such as defined contribution plans that meet the requirements for qualification under section 401(k) of the Internal Revenue Code (Code), qualified college savings plans under section 529 of the Code, and defined benefit plans, foundations, endowments and corporations investing on their own behalf.

The Funds expects that most of the time each Fund will have relatively few direct shareholder accounts (as compared with most mutual funds) but that each such account will constitute a substantial investment in a Fund.

GE Affiliated Retirement Plans:

Retirement plans (including defined benefit and defined contribution plans) of companies that are affiliated with GE Asset Management are eligible to invest in the Funds. There is no plan asset size or minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by an eligible affiliated plan investor.

Investment Only Defined Contribution Plan Investors:

Any participant directed defined contribution plan with a minimum plan asset size of $500 million is eligible to invest in the Funds. There are no minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by an eligible investment only defined contribution plan investor.

Qualified College Savings Plans:

Any college savings plan qualified under section 529 of the Code is eligible to invest in the Funds. There are no minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by a qualified college savings plan.

Direct Institutional Investors:

All other institutional investors, including defined benefit plans, endowments, foundations and corporations purchasing shares for their own accounts directly with the Distributor are eligible to invest in the Funds, subject to a minimum initial investment of $5 million in each Fund for each investor. The minimum investment requirement is waived for each investor (or group of affiliated investors) if such person or group has (or will have) invested at least $25 million at the time of initial investment in one or more investment portfolios or accounts that are advised by GE Asset Management. There is no minimum investment requirement for subsequent purchases.

Other Investors:

Existing Fund shareholders of record that still hold shares of any Fund as of January 29, 2008, may continue to invest in the respective share class in which they are invested of any Fund.

Investors may also invest in the Funds through authorized broker-dealers, investment advisers, financial advisers, retirement plan administrators, insurance companies or other financial intermediaries (collectively, the “Financial Intermediaries”) that have entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, the Funds or the Distributor with respect to the Funds as of January 29, 2008.

Investors and Financial Intermediaries that were offered the Funds prior to January 29, 2008, and who had made an initial investment in the Funds prior to July 1, 2008 are also eligible to invest in the Funds.

“Affiliated” Defined:

The term “affiliated” shall have the meaning as defined in the Investment Company Act of 1940, as amended (1940 Act).

How to Invest

Choosing a Share Class

Choosing a Share Class:

The Funds offer two classes of shares — Investment Class and Service Class.

The Investment Class and the Service Class are identical except that the Service Class shares bear a 0.25% shareholder servicing and distribution fee under a plan adopted pursuant to Rule 12b-1 (12b-1 fee), which requires fees be paid out of the assets of the class. The 12b-1 fee is intended to pay for the cost of promoting the Service Class shares and servicing those shareholder accounts.

Investment Class Eligibility:

All eligible Fund investors may invest in the Investment Class shares of the Funds, provided that the cost to GE Asset Management (or its affiliates) for providing or paying for any selling or servicing activities in connection with investor accounts does not typically exceed an amount equal to 0.15% of the average net asset value of such accounts.

Service Class Eligibility:

All other eligible investors that do not qualify to invest in Investment Class shares may invest in the Service Class shares of the Funds, provided that the cost to GE Asset Management (or its affiliates) for providing or paying for any selling or servicing activities in connection with investor accounts does not typically exceed an amount equal to 0.40% (including the 0.25% distribution and service fees or Rule 12b-1 fees) of the average net asset value of such accounts. Investors that do not qualify to invest in either class of Fund shares, may be offered other investment options managed by GE Asset Management.

Closed Fund:

The Money Market Fund is closed to all new investors. Both the Investment Class and the Service Class shares of the Money Market Fund may only be purchased by: (1) existing shareholders of record of the respective share class of the Money Market Fund at the close of business on March 17, 2008; (2) shareholders that invest through an Authorized Firm (as defined below) who currently hold the Money Market Fund Investment Class and/or Service Class shares; (3) retirement plans (including defined benefit and defined contribution plans) of companies that are affiliated (as defined in the Prospectus) with GE Asset Management; and (4) shareholders who exchange shares of another GE Institutional Fund for the same class share of the Money Market Fund.

Opening an Account

Investors must open an account before purchasing Fund shares.

To open an account, investors must:

•	meet the eligibility requirements described in “How to Invest — Eligible Investors”

•	read this Prospectus

•	complete and sign an application. You may obtain an application form from your investment professional or from the Distributor by calling 1-800-493-3042.

Investors may also obtain an account application by writing to the Funds at:

GE Institutional Funds

P.O. Box 9838

Providence, RI 02940

For overnight package delivery, send to:

GE Institutional Funds

101 Sabin Street

Pawtucket, RI 02860

In order to prevent the funding of terrorism and money laundering, federal law requires the Funds to obtain, verify, and record information that identifies each investor who opens an account. When an investor opens an account, GE Investment Distributors, Inc. (Distributor) will ask for the investor’s name, address, taxpayer identification number, and possibly other information that identifies the investor. This information is used only for the purpose of establishing and confirming the investor’s identity.

If the investor does not provide the necessary information, the Distributor may not be able to verify the investor’s identity and establish an account for the investor. Once we have received all of the required information, federal law requires us to verify the investor’s identity. After an account is opened, we may restrict the investor’s ability to purchase additional shares until the investor’s identity is verified. If we are unable to verify the investor’s identity within a reasonable time, the Funds reserve the right to close the investor’s account at the current day’s net asset value per share. If the investor’s account is closed for this reason, the investor’s shares will be redeemed at the net asset value per share next calculated after the account is closed.

Residency Requirement

In order to be eligible to open and maintain an account with the Funds, an investor must be a legal resident of the United States (including the U.S. Virgin Islands and Puerto Rico), unless otherwise approved by the Distributor. The Distributor and/or the Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains to non-US residents in a check mailed to them; and (ii) to redeem shares and close the account of an investor who becomes a non-US resident.

GE Institutional Funds Prospectus

January 29, 2010

Investing through an Authorized Firm

You may invest through an authorized broker-dealer, investment adviser, financial adviser, retirement plan administrator, insurance company, or other financial intermediary that has entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, the Distributor or the Fund (Authorized Firms).

If you invest through an Authorized Firm with an investment professional, that professional can provide investment advice, determine the suitability of a particular Fund or Funds, help you set up your new account and make subsequent investments for you. Your investment professional will forward your investment details and payment to the Fund. Your investment professional may charge fees not described in this Prospectus, such as transaction fees. They also may set different minimum investments or limitations on buying or selling shares. Investors are urged to consult their investment professional for more information.

If you invest through an Authorized Firm, your investment professional must receive your transaction order before the close of trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern time) that day for your transaction to be effective at the net asset value per share determined on that day. Your investment professional may impose an earlier deadline for the receipt of transaction orders. If you do not submit your order before the deadline set by your Authorized Firm, your order will not be effective until the following business day. Please note that same-day settlement may be available for eligible investments in the Money Market Fund. For more information please refer to “How to Buy Shares” earlier in this Prospectus.

Your investment professional may receive different compensation for selling one class of shares than for selling another class.

How to Buy Shares

Once an account has been opened, an investor may purchase Fund shares from the Distributor or through an Authorized Firm. The Authorized Firm will be responsible for transmitting the investor’s order to the transfer agent. Investors should contact their Authorized Firm for instructions.

Investors also may purchase shares directly from the transfer agent by wiring federal funds from a U.S. banking institution to PNC Bank (ABA #031000053). For: GE Institutional Funds –[Name of Fund] Account of: [Investor’s name, address, and account number].

Investors may purchase shares in amounts of $5 million or more with either cash or investment securities acceptable to the relevant Fund. The Distributor will inform investors of the securities acceptable to the Fund. The securities will be accepted by the Fund at their market value in return for Fund shares of equal value.

Requests received in good order will be executed at the net asset value next calculated after receipt of an investment or transaction instructions. Purchase and redemption orders are executed only on days when the NYSE is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

An eligible investor in the Money Market Fund will receive same-day settlement of a purchase (and begin earning any dividends that day) if: (1) that investor’s account has been set-up to provide for same-day settlement of all purchases or that investor has specifically requested same-day settlement for that particular purchase transaction, (2) the purchase order is received in good order by the transfer agent on or before the early purchase cut-off time (normally 3:00 p.m. Eastern time on days the net asset value is calculated), and (3) funds for the purchase are received by the transfer agent on or before the close of the Federal Reserve wire transfer system that day (normally 6:00 p.m. Eastern time). If a purchase order for a same-day settlement account or a purchase order requested for same-day settlement is received in good order before the early purchase cut-off time, but the wired funds are not received timely, the investor will be liable for any resulting losses or fees incurred by the Money Market Fund. Purchase orders by accounts set-up for same-day settlement received after the early purchase cut-off time and before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will receive normal (next day) settlement.

Please note that the receipt of an order by an Authorized Firm before the early cut-off time would not necessarily meet the early cut-off time requirement. Investors should verify with the Authorized Firm they use whether that Firm is able to transmit their orders (and wire required funds) to the transfer agent before the early cut-off time. Please note that this same-day settlement procedure does not apply to the exchange of shares from other GE Institutional Funds.

The Funds and the Distributor may reject any purchase order or exchange request for any reason and without prior notice.

How to Invest

How to Redeem Shares

How to Redeem Shares:

You may take money out of your account by redeeming (selling) some or all of your shares.

If You Invested With an Investment Professional:

Shares purchased with the assistance of an investment professional may be redeemed either by the investment professional or the shareholder of record. Please see your account statement for the telephone number of your investment professional or call Shareholder Services directly at (800) 493-3042.

By Mail

Send a signed written request, stating the share class and number of shares or specific dollar amount you want to sell. Your signature(s) must appear exactly as it does on the account registration.

Mail to:

GE Institutional Funds

P.O. Box 9838

Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

101 Sabin Street

Pawtucket, RI 02860

Signature(s) must each be guaranteed for any redemption:

•	exceeding $50,000

•	mailed to a different address from that on record

•	paid to someone else

•	wired to a financial institution

•	mailed to an address that has been changed within the last 30 days

By Telephone

Shares of a Fund may be redeemed by calling the Distributor at 1-800-493-3042. Telephone privileges may be suspended for a particular account upon notice or if the Distributor reasonably believes the caller or the accountholder does not have the legal capacity to effect transactions.

The Distributor will not be responsible for losses resulting from unauthorized telephone transaction instructions if it follows reasonable procedures to verify the identity of the investor.

By Wire

You may redeem your shares by telephone and have the proceeds of the sale wired to a bank that is permitted to conduct business in the United States instead of receiving a check.

•	Minimum wire amount $1,000

•

Include your account number, share class and specific dollar amount you want to redeem in your wire request. Wire instructions must have been provided during initial account setup or subsequently by written request signed by all registered shareholders with a signature guarantee.

Mail your signed, signature guaranteed written request to establish wire privileges to:

GE Institutional Funds

P.O. Box 9838

Providence, RI 02940

Or call the Distributor at

1-800-493-3042.

Special Considerations for Selling Shares

•	If you own more than one share class of a Fund, specify which share class you want to sell. Otherwise, the selling transaction may be delayed.

•	Following the processing of a redemption request, payment of such redemption may take up to seven business days if making immediate payment would adversely affect the Fund.

•	Redemptions may be suspended or payment postponed when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

•

Eligible investors in the Money Market Fund will receive same-day settlement of their redemption and have the proceeds wired that same day (but not be entitled to that day’s dividends) if: (1) that investor’s account has been set- up to provide for same-day settlement of all redemptions or that investor has specifically requested same-day settlement for that particular redemption transaction, and (2) the redemption order is received in good order by the transfer agent on or before the early redemption cut-off

GE Institutional Funds Prospectus

January 29, 2010

time (normally 1:00 p.m. Eastern time on days the net asset value is calculated). Redemption orders by accounts set-up for same day settlement received after the early redemption cut-off time and before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will receive normal (next day) settlement. Please note that receipt of an Authorized Firm before the early cut-off time would not necessarily meet the early cut-off time requirement. Investors should verify with the Authorized Firm they use whether than Firm is able to transmit their orders to the Money Market Fund’s transfer agent before the early cut-off time. Please note that same-day settlement does not apply when the settlement of redemptions is delayed for the reasons noted elsewhere in this section, and does not apply to the exchange of shares into other GE Institutional Funds.

Redemptions in Kind

Large redemptions that exceed $250,000 or 1% of a Fund’s assets may be considered detrimental to the Fund’s existing shareholders. Therefore, to the extent permitted by law, the Fund may require that you take a “redemption in kind” and may give you portfolio securities instead of cash proceeds. Such Fund portfolio securities will have to be sold through a broker and you may incur transaction costs when you sell them. The Funds also may redeem shares in kind at your request.

How to Exchange Shares

You may exchange shares of one Fund for the same class of another Fund or for a different class of the same or another Fund, provided you meet the eligibility requirement for the requested share class. Exchanges are permitted provided that the acquired Fund is an investment option available to the investor requesting the exchange and the investor meets the minimum investment requirement, if applicable.

An exchange for the same class of another Fund is a sale and purchase of shares for tax purposes. You may have a taxable gain or loss when you exchange your shares. You may exchange shares by writing the Funds at the appropriate address listed above.

The same-day settlement for the purchase and redemption of shares of the Money Market Fund does not apply to the exchange of those shares from or into another Fund.

Disruptive Trading Policy

The Funds are meant for long-term investing. They are not meant for “market timing” or other types of frequent or short-term trading (“disruptive trading”). Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with the efficient management of the Fund’s investment portfolio. Accordingly, the Funds have adopted, and the Board of Trustees has approved, policies and procedures reasonably designed to monitor Fund trading activity and, where disruptive trading is detected, to take action to stop such activity. The Funds reserve the right to amend these policies and procedures at any time without prior notice to investors or Authorized Firms.

Direct Investor Accounts

An investor that redeems or exchanges out of a particular Fund (other than the Money Market Fund) within 30 days of a purchase or exchange into that same Fund may be restricted from further investing in any Fund or exchanging between Funds, subject to the exceptions described below, all without prior notice to the investor. The Funds may also restrict investments and exchanges by investors that are believed to have engaged in a pattern of disruptive trading. In addition, the Funds may reject purchase orders or terminate or restrict the exchange privileges of any account associated with a broker-dealer representative, branch office, or firm that the Funds have determined to be a source or facilitator of disruptive trading, even if no disruptive trading has occurred in that particular account. Exchanges and purchases may be permitted again for restricted investors under certain circumstances in the sole discretion of GE Asset Management (or its affiliates).

The foregoing restrictions apply to direct investor accounts and do not apply to shares held on the books of Authorized Firms through omnibus accounts with the Funds. The restrictions applicable to omnibus accounts with Authorized Firms are discussed below.

Exceptions:

The restrictions described above do not apply to (1) systematic withdrawals (e.g., regular periodic automatic redemptions, dividend and capital gain distributions, and systematic share class conversions); (2) systematic purchases (e.g., regular periodic automatic purchases, payroll contributions and dividend reinvestments) where the entity maintaining the shareholder account is able to identify the transaction as a systematic withdrawal or purchase; (3) transactions by fund-of-funds advised by GE Asset Management; (4) transactions initiated by the trustee or adviser to a donor

How to Invest

Disruptive Trading Policy

advised charitable fund; and (5) certain transactions (plan contributions, plan benefit payments, plan expenses and portfolio rebalancing) by defined benefit plans that receive asset allocation services by GE Asset Management. The Funds may also exclude small transactions less than the amount set from time to time under the Funds’ policies.

Omnibus Accounts with Authorized Firms

The Funds are also offered through Authorized Firms that may establish an “omnibus” account with the Funds. Because the Funds may not receive information on the trading activity of the underlying individual investors, it may be difficult or impossible for the Funds to detect or stop disruptive trading in omnibus accounts. The difficulty may be even greater if there are multiple tiers of Authorized Firms or if omnibus accounts are used to hide disruptive trading within the trading activity of a large number of underlying investors.

In deciding whether to establish an omnibus account with an Authorized Firm, the Funds will consider whether the Authorized Firm has its own disruptive trading policies and procedures (which policies and procedures may differ materially from those applied by the Fund to direct accounts). If the Authorized Firm has its own disruptive trading policies and procedures, the Funds will seek assurance from the Authorized Firm that such policies and procedures will be effectively enforced.

If the Authorized Firm does not have its own disruptive trading policies and procedures, the Funds will seek to obtain the Authorized Firm’s cooperation in enforcing the Funds’ disruptive trading policies and procedures to the extent feasible. Such cooperation may include periodically providing the Funds with the trading activity of its underlying investors and, if disruptive trading is detected by the Funds, making efforts to stop it.

There are a number of existing omnibus accounts with Authorized Firms that were established prior to the adoption of the foregoing policies and procedures. These Authorized Firms may not have their own disruptive trading policies and procedures and/or the Funds may not have obtained their cooperation in enforcing the Funds’ disruptive trading policies and procedures. The Funds will continue to make reasonable efforts to work with these Authorized Firms to implement the policies and procedures described above, although there is no guarantee that such efforts will be successful.

Defined Contribution Plans

Participants in certain defined contribution plans that exchange out of any Fund (other than the Money Market Fund) may be restricted from further exchanging back into that same Fund for a period of at least 30 days. This restriction does not affect the participant’s ability to exchange into any other investment option that has not been restricted or the participant’s ability to continue contributions into the participant’s defined contribution plan (including that same Fund).

This restriction also does not apply to certain withdrawals (such as distributions, hardship withdrawals and plan loans), systematic rebalancing or loan repayments.

Reservation of Rights to Reject Purchase or Exchange Orders

The Funds reserve the right to reject any purchase or exchange order at any time for any reason without prior notice to the investor or Authorized Firms.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the Funds and the Distributor to protect the Funds from harm caused by disruptive trading, there is no guarantee that the Fund’s disruptive trading policies and procedures will be effective. As discussed above, it may be difficult or impossible for the Funds to detect or stop disruptive trading in certain omnibus accounts with Authorized Firms. Regardless of whether those Authorized Firms have their own disruptive trading policies and procedures or cooperate in enforcing the Funds’ policies and procedures to the extent feasible, there is no guarantee that they will be effective and they may differ materially from those applied by the Funds to direct accounts. In addition, investors that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the Funds may not be able to detect or stop disruptive trading until harm to the Funds has already occurred.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

•	require a Fund to keep more assets in cash or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

•	require a Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

•	increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently as assets move in and out.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone arbitrage,” a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time

GE Institutional Funds Prospectus

January 29, 2010

before the Fund calculates its own share price (which typically occurs at 4:00 p.m. Eastern time). Funds that invest significantly in high-yield bonds or small-cap equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

Redemption Fees (currently suspended)

A 2% redemption fee is charged on redemptions of shares of the International Equity Fund that are redeemed (either by selling the shares or exchanging into any other Fund) within 90 days of purchase (either by buying the shares or exchanging into the International Equity Fund), subject to certain exceptions. Shares of the International Equity Fund held for more than 90 days are not subject to the 2% redemption fee. To discourage shareholders from engaging in disruptive trading in the International Equity Fund, and to offset brokerage commissions, market impact, and other costs associated with disruptive trading, a 2% redemption fee is charged on redemptions of shares of the International Equity Fund. This fee is paid to the International Equity Fund, not GE Asset Management or the Distributor, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. Shares held the longest will always be redeemed first. If a shareholder transfers shares to a different account registration or converts them to a different share class, the shares will retain their original purchase date for purposes of assessing the redemption fee.

The redemption fee does not apply to shares: (1) acquired through dividends or capital gains investments; (2) purchases through a defined contribution retirement plan (such as 401(k) and 403(b) plans); (3) redeemed because of death or disability, as defined in the Code; (4) that are mandatory retirement distributions of IRA accounts that represent the minimum required distribution from an IRA; and (5) that are redemptions effected through a Systematic Withdrawal Plan. These exceptions apply to shares purchased or redeemed either directly with the Fund or its transfer agent or indirectly through an Authorized Firm.

The 2% redemption fee will also be imposed by Authorized Firms on transactions in shares held in certain omnibus accounts that are not exempt as described above.

The redemption fee has currently been suspended. It may be reinstated at any time without prior notice.

Medallion Signature Guarantee

All signature guarantees must be executed by a commercial bank, trust company, broker/dealer, credit union, national securities exchange or registered association, clearing agency or savings association. The Funds may require additional information for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A redemption request will not be deemed received in good order until the Funds have received all information typically required to assure the security of a particular account.

Distribution and Shareholder Service Fees

12b-1 Plan

The Funds have adopted a Shareholder Servicing and Distribution Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Under the Plan, GE Institutional Funds will pay the Distributor with respect to the Service Class shares of a Fund, fees for shareholder and distribution services provided to that class of shares at an annual rate of 0.25% of the value of the average daily net assets of such Fund attributable to the Service Class shares. Fees to be paid with respect to the Funds under the Plan will be calculated daily and paid monthly. The annual fees payable with respect to the Service Class shares of a Fund are intended to compensate the Distributor or enable the Distributor to compensate other persons (Service Providers), for providing ongoing service and/or maintenance of the accounts of shareholders of the Fund and to compensate the Distributor or enable the Distributor to compensate Service Providers, for providing services that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Fund. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

These distribution and service fees may be voluntarily reduced by the Distributor on a temporary basis for the Income Fund and the Money Market Fund with respect to the Service Class shares and may return to their stated levels at any time without prior notice.

How to Invest

Other Compensation Arrangements

GE Asset Management and its affiliates, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain Authorized Firms. This additional compensation constitutes payments over and above other types of shareholder servicing and distribution payments described elsewhere in this Prospectus. Firms that receive these payments may be affiliated with GE Asset Management.

Payments may relate to selling and/or servicing activities, such as: access to an Authorized Firm’s customers or networks; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activities; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities.

Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program. As part of such a program, broker-dealers would promote the Funds rather than other mutual funds.

GE Asset Management does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with any Fund’s portfolio transactions in consideration of sales of Fund shares.

GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors.

Authorized Firms and consultants that receive these various types of payments (including those affiliated with GE Asset Management) may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds. Ask your investment professional or visit your financial intermediary’s website for more information.

GE Institutional Funds Prospectus

January 29, 2010

Dividends, Capital Gains and Other Tax Information

Most Funds pay dividends from net investment income and distributions from net capital gains once each year. Unless you instruct a Fund to pay dividends from net investment income and distributions from net capital gains to you in a check mailed to you, they will be automatically reinvested in your account. There are no fees or charges to reinvest dividends or distributions. The Funds reserve the right to pay dividends from net investment income and distributions from net capital gains (net of applicable withholding taxes, if any) to non-US residents in a check mailed to them.

The Funds are subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and distribute net capital gains more frequently.

Fund	Distribution Schedule
U.S. Equity Fund S&P 500 Index Fund Core Value Equity Fund Premier Growth Equity Fund Small-Cap Equity Fund International Equity Fund Strategic Investment Fund	• Dividends are typically declared and paid annually. • Short-term and long-term capital gains, if any, are typically declared and paid annually.
Income Fund Money Market Fund	• Dividends are declared daily and paid monthly. • Short-term and long-term capital gains, if any, are typically declared and paid annually.

Taxes

Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.

Except for investments in tax-deferred accounts, you generally will owe taxes on amounts distributed to you. Dividends and distributions from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains are taxed at the long-term capital gains rate. Distributions generally will be taxed in the same manner whether they are received in cash or reinvested.

In addition, if you sell or redeem Fund shares, you generally will realize a capital gain or loss, which will be long-term or short-term, depending upon how long you held those shares. If you exchange shares for the same class of another GE Institutional Fund, the exchange will be treated as a sale and purchase of shares for tax purposes.

If you buy shares of a Fund that has accumulated income or realized capital gains but has not yet distributed the income or gains shortly before the ex-dividend date, you will be “buying a dividend” by paying the full price for shares of the Fund but may receive part of the purchase price back in the form of a taxable distribution. To avoid “buying a dividend”, you should check the respective Fund’s distribution schedule prior to investing.

If you buy shares of a Fund that has accumulated income or realized capital gains but has not yet distributed the income or gains shortly before the ex-dividend date, you will be “buying a dividend” by paying the full price for shares of the Fund but may receive part of the purchase price back in the form of a taxable distribution. To avoid “buying a dividend”, you should check the respective Fund’s distribution schedule prior to investing.

Supplemental Information About After-Tax Performance Figures

The after-tax figures are hypothetical figures because there were no individual shareholders subject to taxation invested in the Fund at the time. For that reason, the Fund did not make an election to designate any dividends as Qualified Dividend Income during those periods (Qualified Dividend Income may be subject to a reduced tax rate for individuals subject to taxation). As a result, the impact of taxes is greater and the stated after-tax returns are lower than would have occurred if (i) individual shareholders subject to tax were invested in the Fund and (ii) the Fund had made the designation for the benefit of such shareholders during those periods. The Fund expects to make the designation going forward because taxable individuals may invest in the Funds.

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

Backup Withholding

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 28% of most Fund distributions and the proceeds from redemption of Fund shares.

Calculating Share Value

Fund shares are sold and redeemed at net asset value (NAV). The NAV of each share is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by each Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The NAV per share class for each Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activities and other relevant information, including market interest rate curves, referenced credit spreads and estimated prepayment rates, where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the quoted bid prices.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities. Investments that are fair valued are subject to valuation risk.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Portfolio securities that are valued using techniques other than market quotations are subject to valuation risk.

GE Institutional Funds Prospectus

January 29, 2010

Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years ended September 30, unless otherwise noted. Certain information reflects financial results for a single Fund share.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds’ financial statements which, for each period, have been audited by KPMG LLP, registered independent public accountants. KMPG’s report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

Financial Highlights

U.S. Equity Fund
	SERVICE CLASS					INVESTMENT CLASS
Years ended September 30	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Inception date	1/3/01	—	—	—	—	11/25/97	—	—	—	—
Net asset value, beginning of period	$10.71	$14.64	$13.27	$12.05	$11.11	$10.73	$14.67	$13.29	$12.07	$11.13
Income (loss) from investment operations:
Net investment income	0.13**	0.14	0.17	0.15	0.16	0.14	0.16	0.21	0.17	0.19
Net realized and unrealized gains (losses) on investments	(0.48)**	(2.51)	1.96	1.21	0.91	(0.54)	(2.50)	1.96	1.22	0.91
Total income (loss) from investment operations	(0.35)	(2.37)	2.13	1.36	1.07	(0.40)	(2.34)	2.17	1.39	1.10
Less distributions from:
Net investment income	0.12	0.14	0.18	0.14	0.13	0.15	0.18	0.21	0.17	0.16
Net realized gains	—	1.42	0.58	—	—	—	1.42	0.58	—	—
Total distributions	0.12	1.56	0.76	0.14	0.13	0.15	1.60	0.79	0.17	0.16

Net asset value, end of period	$10.24	$10.71	$14.64	$13.27	$12.05	$10.18	$10.73	$14.67	$13.29	$12.07

Total Return (a)	(2.89)%	(17.83)%	16.68%	11.41%	9.63%	(3.26)%	(17.63)%	16.98%	11.67%	9.89%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$170	$22,253	$34,971	$28,140	$26,171	$432,050	$462,644	$627,920	$553,358	$381,472
Ratios to average net assets:
Net investment income	1.80%	0.96%	1.25%	1.19%	1.43%	1.61%	1.21%	1.50%	1.43%	1.65%
Gross expenses	0.63%	0.62%	0.61%	0.62%	0.62%	0.38%	0.37%	0.36%	0.37%	0.37%
Net expenses	0.62%(b)	0.61%(b)	0.61%	0.62%	0.62%	0.37%(b)	0.36%(b)	0.36%	0.37%	0.37%
Portfolio turnover rate	51%	55%	58%	56%	42%	51%	57%	58%	56%	42%

S&P 500 Index Fund
	SERVICE CLASS				INVESTMENT CLASS
Years ended September 30	2009	2008	2007	2006	2009	2008	2007	2006	2005
Inception date	9/30/05	—	—	—	11/25/97	—	—	—	—
Net asset value, beginning of period	$11.19	$14.64	$12.79	$11.80	$11.23	$14.69	$12.81	$11.80	$10.71
Income (loss) from investment operations:
Net investment income	0.22	0.24	0.25	0.24	0.23	0.26	0.24	0.22	0.23
Net realized and unrealized gains (losses) on investments	(1.04)	(3.46)	1.79	0.96	(1.03)	(3.46)	1.84	1.01	1.06
Total income (loss) from investment operations	(0.82)	(3.22)	2.04	1.20	(0.80)	(3.20)	2.08	1.23	1.29
Less distributions from:
Net investment income	0.23	0.23	0.19	0.21	0.25	0.26	0.20	0.22	0.20
Net realized gains	—	—	—	—	—	—	—	—	—
Total distributions	0.23	0.23	0.19	0.21	0.25	0.26	0.20	0.22	0.20

Net asset value, end of period	$10.14	$11.19	$14.64	$12.79	$10.18	$11.23	$14.69	$12.81	$11.80

Total Return (a)	(6.84)%	(22.28)%	15.98%	10.39%	(6.51)%	(22.13)%	16.36%	10.53%	12.08%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$939	$1,087	$936	$47	$35,332	$119,460	$151,025	$111,143	$102,607
Ratios to average net assets:
Net investment income	2.44%	1.79%	1.63%	1.59%	2.75%	2.03%	1.87%	1.82%	1.96%
Gross expenses	0.41%	0.40%	0.40%	0.40%	0.16%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.41%(b)	0.40%(b)	0.40%	0.40%	0.16%(b)	0.15%(b)	0.15%	0.15%	0.15%
Portfolio turnover rate	17%	17%	12%	12%	17%	17%	12%	12%	12%

72	See Notes to Financial Statements

GE Institutional Funds Prospectus

January 29, 2010

Core Value Equity Fund
	SERVICE CLASS				INVESTMENT CLASS
Years ended September 30	2009	2008	2007	2006	2009	2008	2007	2006	2005
Inception date	9/30/05	—	—	—	2/2/00	—	—	—	—
Net asset value, beginning of period	$9.58	$12.40	$11.47	$10.40	$9.60	$12.43	$11.49	$10.40	$9.51
Income (loss) from investment operations:
Net investment income	0.14	0.14	0.26	0.15	0.16	0.16	0.21	0.18	0.23
Net realized and unrealized gains (losses) on investments	(0.75)	(1.87)	1.76	1.10	(0.75)	(1.88)	1.84	1.09	0.86
Total income (loss) from investment operations	(0.61)	(1.73)	2.02	1.25	(0.59)	(1.72)	2.05	1.27	1.09
Less distributions from:
Net investment income	0.16	0.12	0.21	0.18	0.17	0.14	0.23	0.18	0.20
Net realized gains	0.16	0.97	0.88	—	0.16	0.97	0.88	—	—
Total distributions	0.32	1.09	1.09	0.18	0.33	1.11	1.11	0.18	0.20

Net asset value, end of period	$8.65	$9.58	$12.40	$11.47	$8.68	$9.60	$12.43	$11.49	$10.40

Total Return (a)	(5.50)%	(15.18)%	18.69%	12.16%	(5.27)%	(15.02)%	18.94%	12.42%	11.48%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$713	$32	$36	$14	$121,866	$95,082	$108,986	$91,030	$86,267
Ratios to average net assets:
Net investment income	1.76%	1.20%	1.38%	1.32%	2.20%	1.45%	1.73%	1.55%	1.88%
Gross expenses	0.68%	0.67%	0.68%	0.67%	0.43%	0.43%	0.43%	0.44%	0.43%
Net expenses	0.67%(b)	0.67%(b)	0.68%	0.67%	0.43%(b)	0.42%(b)	0.43%	0.44%	0.43%
Portfolio turnover rate	62%	62%	43%	52%	62%	62%	43%	52%	36%

Premier Growth Equity Fund
	SERVICE CLASS					INVESTMENT CLASS
Years ended September 30	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Inception date	1/3/01	—	—	—	—	10/29/99	—	—	—	—
Net asset value, beginning of period	$9.53	$12.41	$10.92	$10.42	$9.57	$9.59	$12.46	$10.96	$10.46	$9.59
Income (loss) from investment operations:
Net investment income	(0.10)	0.64	0.04	0.06	0.09	0.06	0.07	0.08	0.08	0.10
Net realized and unrealized gains (losses) on investments	(0.71)	(2.41)	1.55	0.49	0.83	(0.85)	(1.76)	1.55	0.49	0.86
Total income (loss) from investment operations	(0.81)	(1.77)	1.59	0.55	0.92	(0.79)	(1.69)	1.63	0.57	0.96
Less distributions from:
Net investment income	0.08	—	0.05	0.05	0.07	0.09	0.07	0.08	0.07	0.09
Net capital gains	1.11	1.11	0.05	—	—	1.11	1.11	0.05	—	—
Total distributions	1.19	1.11	0.10	0.05	0.07	1.20	1.18	0.13	0.07	0.09

Net asset value, end of period	$7.53	$9.53	$12.41	$10.92	$10.42	$7.60	$9.59	$12.46	$10.96	$10.46

Total Return (a)	(3.52)%	(15.30)%	14.71%	5.24%	9.63%	(3.22)%	(14.62)%	15.02%	5.47%	9.97%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,098	$3,014	$135,856	$130,673	$123,773	$249,573	$268,005	$411,725	$455,088	$332,148
Ratios to average net assets:
Net investment income	0.66%	0.24%	0.33%	0.57%	0.77%	0.91%	0.69%	0.58%	0.83%	1.05%
Gross expenses	0.65%	0.62%	0.62%	0.62%	0.62%	0.40%	0.37%	0.37%	0.37%	0.37%
Net expenses	0.64%(b)	0.62%(b)	0.62%	0.62%	0.62%	0.39%(b)	0.37%(b)	0.37%	0.37%	0.37%
Portfolio turnover rate	24%	28%	29%	31%	31%	24%	28%	29%	31%	31%

See Notes to Financial Statements	73

Financial Highlights

Small-Cap Equity Fund
	SERVICE CLASS				INVESTMENT CLASS
Years ended September 30	2009	2008	2007	2006	2009	2008	2007	2006	2005
Inception date	9/30/05	—	—		8/3/98	—	—	—	—
Net asset value, beginning of period	$12.31	$16.47	$15.38	$14.71	$12.35	$16.51	$15.41	$14.71	$12.87
Income (loss) from investment operations:
Net investment income	0.12	0.06	0.08	0.05	0.05	0.10	0.10	0.07	0.11
Net realized and unrealized gains (losses) on investments	(1.25)	(2.67)	2.16	0.94	(1.20)	(2.67)	2.18	0.96	2.54
Total income (loss) from investment operations	(1.13)	(2.61)	2.24	0.99	(1.15)	(2.57)	2.28	1.03	2.65
Less distributions from:
Net investment income	0.01	0.04	0.05	0.05	0.09	0.08	0.08	0.06	0.09
Net realized gains	—	1.51	1.10	0.27	—	1.51	1.10	0.27	0.72
Total distributions	0.01	1.55	1.15	0.32	0.09	1.59	1.18	0.33	0.81

Net asset value, end of period	$11.17	$12.31	$16.47	$15.38	$11.11	$12.35	$16.51	$15.41	$14.71

Total Return (a)	(9.20)%	(17.14)%	15.20%	6.87%	(9.07)%	(16.86)%	15.43%	7.13%	21.11%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$28	$87	$39	$16	$609,835	$635,849	$806,577	$632,992	$368,178
Ratios to average net assets:
Net investment income	0.34%	0.43%	0.37%	0.28%	0.51%	0.68%	0.64%	0.53%	0.79%
Gross expenses	1.18%	0.86%	0.85%	0.86%	0.93%	0.61%	0.61%	0.61%	0.61%
Net expenses	1.16%(b)	0.85%(b)	0.85%	0.86%	0.91%(b)	0.60%(b)	0.61%	0.61%	0.61%
Portfolio turnover rate	49%	73%	51%	47%	49%	73%	51%	47%	33%

International Equity Fund
	SERVICE CLASS					INVESTMENT CLASS
Years ended September 30	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005
Inception date	1/3/01	—	—	—	—	11/25/97	—	—	—	—
Net asset value, beginning of period	$13.44	$19.88	$15.06	$12.69	$10.19	$13.51	$19.96	$15.11	$12.72	$10.22
Income (loss) from investment operations:
Net investment income	0.00	0.54	0.16	0.17	0.16	0.20	0.43	0.30	0.24	0.19
Net realized and unrealized gains (losses) on investments	(1.13)	(5.44)	5.00	2.35	2.48	(1.32)	(5.31)	4.92	2.33	2.47
Total income (loss) from investment operations	(1.13)	(4.90)	5.16	2.52	2.64	(1.12)	(4.88)	5.22	2.57	2.66
Less distributions from:
Net investment income	0.37	0.28	0.21	0.15	0.14	0.38	0.31	0.24	0.18	0.16
Net realized gains	1.11	1.26	0.13	—	—	1.11	1.26	0.13	—	—
Total distributions	1.48	1.54	0.34	0.15	0.14	1.49	1.57	0.37	0.18	0.16

Net asset value, end of period	$10.83	$13.44	$19.88	$15.06	$12.69	$10.90	$13.51	$19.96	$15.11	$12.72

Total Return (a)	(5.52)%	(26.60)%	34.75%	20.02%	26.05%	(5.34)%	(26.41)%	35.09%	20.39%	26.26%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$546,589	$53,692	$51,244	$16,352	$8,096	$2,038,051	$1,892,548	$2,375,946	$1,377,877	$738,984
Ratios to average net assets:
Net investment income	2.29%	2.78%	1.61%	1.68%	1.61%	2.44%	2.62%	2.00%	2.04%	1.85%
Gross expenses	0.80%	0.81%	0.81%	0.81%	0.82%	0.56%	0.56%	0.56%	0.56%	0.57%
Net expenses	0.80%(b)	0.80%(b)	0.81%	0.81%	0.82%	0.55%(b)	0.55%(b)	0.56%	0.56%	0.57%
Portfolio turnover rate	41%	38%	32%	26%	52%	41%	38%	32%	26%	52%

74	See Notes to Financial Statements

GE Institutional Funds Prospectus

January 29, 2010

Income Fund
	SERVICE CLASS				INVESTMENT CLASS
Years ended September 30	2009	2008	2007	2006	2009	2008	2007	2006	2005
Inception date	9/30/05	—	—	—	11/21/97	—	—	—	—
Net asset value, beginning of period	$9.12	$9.30	$9.35	$9.50	$8.94	$9.29	$9.35	$9.50	$9.87
Income (loss) from investment operations:
Net investment income	0.36	0.37	0.49	0.47	0.37	0.43	0.51	0.49	0.42
Net realized and unrealized gains (losses) on investments	0.14	(0.14)	(0.05)	(0.15)	0.13	(0.35)	(0.06)	(0.15)	(0.16)
Total income (loss) from investment operations	0.50	0.23	0.44	0.32	0.50	0.08	0.45	0.34	0.26
Less distributions from:
Net investment income	0.36	0.41	0.49	0.47	0.37	0.43	0.51	0.49	0.42
Net realized gains	0.01	—	—	—	0.01	—	—	—	0.21
Total distributions	0.37	0.41	0.49	0.47	0.38	0.43	0.51	0.49	0.63

Net asset value, end of period	$9.25	$9.12	$9.30	$9.35	$9.06	$8.94	$9.29	$9.35	$9.50

Total Return (a)	5.59%	2.41%	4.80%	3.50%	5.88%	0.80%	4.95%	3.75%	2.72%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$276	$453	$17	$11	$360,894	$324,385	$344,261	$294,484	$238,846
Ratios to average net assets:
Net investment income	4.09%	4.06%	5.25%	5.10%	4.29%	4.64%	5.49%	5.33%	4.35%
Gross expenses	0.48%	0.47%	0.48%	0.49%	0.23%	0.23%	0.23%	0.24%	0.24%
Net expenses	0.45%(b)	0.43%(b)	0.48%	0.49%	0.20%(b)	0.20%(b)	0.23%	0.24%	0.24%
Portfolio turnover rate	357%	485%	421%	341%	357%	485%	421%	341%	298%

Strategic Investment Fund
	SERVICE CLASS				INVESTMENT CLASS
Years ended September 30	2009	2008	2007	2006	2009	2008	2007	2006	2005
Inception date	9/30/05	—	—	—	10/29/99	—	—	—	—
Net asset value, beginning of period	$10.57	$13.42	$11.74	$11.14	$10.62	$13.45	$11.77	$11.14	$10.46
Income (loss) from investment operations:
Net investment income	0.16	0.18	0.27	0.23	0.17	0.26	0.27	0.22	0.19
Net realized and unrealized gains (losses) on investments	(0.33)	(2.27)	1.90	0.85	(0.32)	(2.32)	1.93	0.90	0.78
Total income (loss) from investment operations	(0.17)	(2.09)	2.17	1.08	(0.15)	(2.06)	2.20	1.12	0.97
Less distributions from:
Net investment income	0.24	0.24	0.21	0.18	0.25	0.25	0.24	0.19	0.15
Net realized gains	0.04	0.52	0.28	0.30	0.04	0.52	0.28	0.30	0.14
Total distributions	0.28	0.76	0.49	0.48	0.29	0.77	0.52	0.49	0.29

Net asset value, end of period	$10.12	$10.57	$13.42	$11.74	$10.18	$10.62	$13.45	$11.77	$11.14

Total Return (a)	(1.04)%	(16.44)%	19.01%	10.04%	(0.80)%	(16.13)%	19.24%	10.38%	9.33%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$637	$715	$55	$11	$570,071	$522,383	$547,835	$349,564	$172,146
Ratios to average net assets:
Net investment income	1.81%	1.87%	2.21%	1.95%	2.04%	2.24%	2.43%	2.33%	2.03%
Gross expenses	0.61%	0.61%	0.61%	0.61%	0.36%	0.36%	0.36%	0.37%	0.38%
Net expenses	0.56%(b)	0.57%(b)	0.61%	0.61%	0.31%(b)	0.34%(b)	0.36%	0.37%	0.38%
Portfolio turnover rate	177%	177%	158%	143%	177%	177%	158%	143%	131%

See Notes to Financial Statements	75

Financial Highlights

Money Market Fund
	SERVICE CLASS				INVESTMENT CLASS
Years ended September 30	2009	2008	2007	2006	2009	2008	2007	2006	2005
Inception date	9/30/05	—	—	—	12/2/97	—	—	—	—
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.03	0.05	0.04	0.01	0.03	0.05	0.04	0.02
Total income from investment operations	0.01	0.03	0.05	0.04	0.01	0.03	0.05	0.04	0.02
Less distributions from:
Net investment income	0.01	0.03	0.05	0.04	0.01	0.03	0.05	0.04	0.02
Total distributions	0.01	0.03	0.05	0.04	0.01	0.03	0.05	0.04	0.02

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (a)	0.56%	2.99%	5.00%	4.30%	0.80%	3.25%	5.25%	4.56%	2.33%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11	$11	$11	$10	$31,040	$29,071	$26,952	$24,409	$11,592
Ratios to average net assets:
Net investment income	0.55%	2.94%	4.89%	4.25%	0.80%	3.18%	5.12%	4.62%	2.04%
Gross expenses	0.48%	0.50%	0.48%	0.50%	0.24%	0.25%	0.24%	0.25%	0.26%
Net expenses	0.48%	0.50%	0.48%	0.50%	0.24%	0.25%	0.24%	0.25%	0.26%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions.

(b)	Includes waiver related to Fund of Funds investment.

**	Average shares method used.

76	See Notes to Financial Statements

GE Institutional Funds Prospectus

If you wish to know more

You will find additional information about the GE Institutional Funds in the following documents:

Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds’ actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds’ last fiscal year.

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of the prospectus).

You may visit the Funds’ Internet Website (http://www.geam.com) or the SEC’s Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Institutional Funds. Also, you can obtain copies of this information, after paying a duplication fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or in writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

GE Institutional Funds

You may obtain a free copy of the SAI or the Funds’ annual/semi-annual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.

P.O. Box 7900

3001 Summer Street

Stamford, CT 06904-7900

Telephone 1-800-493-3042

Website http://www.geam.com/prospectus

Investment Adviser

GE Asset Management Incorporated

P.O. Box 7900

3001 Summer Street

Stamford, CT 06904-7900

Transfer Agent

PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

GE Investment Distributors, Inc.

Member FINRA/SIPC

Investment Company Act file number: 811-08257

GEF-INSTPRO-1 (01/10)